Financial Assets and Liabilities - Summary of Gross Carrying Amount of Financial Assets Not Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets [Line Items]
Total assets	₱ 49,418	₱ 47,627
Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	1,030	1,101
Total assets	1,233	1,131
Current Portion of Derivative Financial Assets [Member] | Credit risk [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through profit or loss	₱ 203	₱ 30